Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
No-Load Shares
Account Value [Line Items]
Line Graph and Table Measure Name			No-Load Shares
Account Value	$ 20,525	$ 20,525	$ 20,525	$ 16,518	$ 14,922	$ 15,959	$ 12,527	$ 14,567	$ 14,043	$ 12,490	$ 10,710	$ 9,884	$ 10,000
Average Annual Return, Percent	24.26%	7.10%	7.46%
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Account Value	$ 19,347	$ 19,347	$ 19,347	15,570	14,066	15,043	11,808	13,732	13,237	11,773	10,095	9,317	10,000
Average Annual Return, Percent	17.10%	5.84%	6.82%
Class A Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	24.26%	7.10%	7.46%
Neiman Large Cap Value Fund No Load Shares S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Neiman Large Cap Value Fund Class A S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%